INCOME TAXES (Schedule of Current and Deferred Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Income tax benefit	$ 0	$ 0	$ 0